Non-current assets held for sale - Narrative (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 CAD ($)
Assets and liabilities held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners	$ 1,242		$ 1,652
Liabilities included in disposal groups classified as held for sale	321		359
Consideration paid (received)	(3,671)
Contingent consideration receivable relating to disposals	1,896		1,917	$ 1,999
Gains on sale of businesses and fixed assets	$ 3,866		$ 1,876	2,874
Aker BP [Member]
Assets and liabilities held for sale [Line Items]
Proportion of ownership interest in associate	15.90%	15.90%	27.85%
Azule Energy Holdings Limited [Member]
Assets and liabilities held for sale [Line Items]
Proportion of ownership interest in joint venture	50.00%	50.00%
gas & low carbon energy
Assets and liabilities held for sale [Line Items]
Gains on sale of businesses and fixed assets	$ 45		$ 1,034	0
gas & low carbon energy | Eni
Assets and liabilities held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners	511
Liabilities included in disposal groups classified as held for sale	48
customers & products
Assets and liabilities held for sale [Line Items]
Gains on sale of businesses and fixed assets	$ 374		(52)	2,320
customers & products | bp-Husky Toledo refinery
Assets and liabilities held for sale [Line Items]
Proportion of ownership interest in joint venture	50.00%	50.00%
customers & products | bp-Husky Toledo refinery | Cenovus Energy Inc.
Assets and liabilities held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners	$ 731
Liabilities included in disposal groups classified as held for sale	273
oil production & operations
Assets and liabilities held for sale [Line Items]
Gains on disposals of investments	1,932
Gains on sale of businesses and fixed assets	$ 3,446		869	$ 360
oil production & operations | Aker BP [Member]
Assets and liabilities held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners			$ 595
Proportion of ownership interest in joint venture	15.90%	15.90%
Proportion of ownership interest in associate			27.90%
Gains on sale of businesses and fixed assets	$ 904
oil production & operations | Sunrise Oil Sands | Cenovus Energy Inc.
Assets and liabilities held for sale [Line Items]
Proportion of ownership interest in joint venture	50.00%	50.00%
Consideration paid (received)		$ (600)
Contingent consideration receivable relating to disposals					$ 600
oil production & operations | Azule Energy Holdings Limited [Member]
Assets and liabilities held for sale [Line Items]
Current financial assets at fair value through profit or loss, designated upon initial recognition or subsequently	$ 4,922
oil production & operations | Basra Energy Company [Member] | Rumaila [Member]
Assets and liabilities held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners			$ 1,009
Liabilities included in disposal groups classified as held for sale			$ 333